UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          February 4, 2003
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     133
                                        ----------------
Form 13F Information Table Value Total:     $1,170,316
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                          Jensen Investment Management
                               December 31, 2002

ITEM 1                                  ITEM 2   ITEM 3          ITEM 4        ITEM 5       ITEM 6       ITEM 7        ITEM 8

                                        Title                    Fair          Number                                  Voting
                                        of                       Market        of           Investment   Other         Authority
Name of Issuer                          Class    Cusip #         Value         Shares       Discretion   Managers      Over
                                                                 (thousands)                                           (Shares)
--------------                          ------   ---------       -----------   ---------    ----------   --------      ---------
3M Co                                   Common   88579Y101          45,859       371,933    SOLE         NONE            371,933
AOL Time Warner Inc                     Common   00184A105              12           950    SOLE         NONE                950
Abbott Lab Com                          Common   002824100          47,740     1,193,498    SOLE         NONE          1,193,498
Adobe Systems Inc                       Common   00724F101           1,572        63,386    SOLE         NONE             63,386
Advanced Pultrusion Technologies Inc    Common   00754n107               0        10,000    SOLE         NONE             10,000
Albertsons Inc                          Common   013104104             161         7,242    SOLE         NONE              7,242
Alltel Corp                             Common   020039103             209         4,090    SOLE         NONE              4,090
Alteon Inc                              Common   02144g107               4         1,850    SOLE         NONE              1,850
American Electric Power Co              Common   025537101              14           500    SOLE         NONE                500
American Internationl Group             Common   026874107             107         1,843    SOLE         NONE              1,843
American Power Conversion               Common   029066107           1,138        75,090    SOLE         NONE             75,090
Amgen Inc                               Common   031162100              68         1,400    SOLE         NONE              1,400
Anheuser-Busch Companies Inc.           Common   035229103             126         2,600    SOLE         NONE              2,600
Associates First Cap Corp               Common   046008207               0         7,600    SOLE         NONE              7,600
Atlantic Perm Svgs Bank No Stockholders Common   048784102               0         1,000    SOLE         NONE              1,000
Automatic Data Processing               Common   053015103          50,284     1,281,119    SOLE         NONE          1,281,119
Avon Products Inc                       Common   054303102             158         2,932    SOLE         NONE              2,932
BMC Software                            Common   055921100               3           194    SOLE         NONE                194
Bellsouth Corp                          Common   079860102              26         1,024    SOLE         NONE              1,024
Biomet Inc                              Common   090613100              14           505    SOLE         NONE                505
Block H & R Inc                         Common   093671105              39           976    SOLE         NONE                976
Boeing Co                               Common   097023105              84         2,557    SOLE         NONE              2,557
Breakwater Res Ltd  British Columbia    Common   106902307               0            50    SOLE         NONE                 50
Bristol-Myers Sqibb Co                  Common   110122108             173         7,487    SOLE         NONE              7,487
Brown Forman Corp Cl B                  Common   115637209              59           900    SOLE         NONE                900
Certegy Inc                             Common   156880106             682        27,767    SOLE         NONE             27,767
Check Point Software                    Common   M22465104              12           900    SOLE         NONE                900
Chevrontexaco Corp                      Common   166764100              53           800    SOLE         NONE                800
ChoicePoint Inc                         Common   170388102              21           540    SOLE         NONE                540
Cisco Systems Inc                       Common   17275R102              31         2,355    SOLE         NONE              2,355
Clorox Co                               Common   189054109          46,100     1,117,568    SOLE         NONE          1,117,568
Coca-Cola Co                            Common   191216100          42,137       961,163    SOLE         NONE            961,163
Colgate-Palmolive Co                    Common   194162103          38,489       734,100    SOLE         NONE            734,100
Commodore Applied Technologies Inc      Common   202630109               0           100    SOLE         NONE                100
Consolidated Edison Inc                 Common   209115104             314         7,343    SOLE         NONE              7,343
Costco Wholesale Corp                   Common   22160K105               3           100    SOLE         NONE                100
DNP Select Income Fd Inc                Common   23325P104              50         5,000    SOLE         NONE              5,000
Del Monte Foods Co                      Common   24522P103              54         7,009    SOLE         NONE              7,009
Dionex Corp                             Common   254546104          15,496       519,650    SOLE         NONE            519,650
Disney Walt Company Holding Co          Common   254687106               2           150    SOLE         NONE                150
EMC Corp                                Common   268648102               6           975    SOLE         NONE                975
Edison Intl                             Common   281020107               9           800    SOLE         NONE                800
Elan PLC ADR                            Common   284131208               1           400    SOLE         NONE                400
Electronic Data Sys Corp                Common   285661104               6           300    SOLE         NONE                300
Eli Lilly & Co                          Common   532457108              44           700    SOLE         NONE                700
                                        Title                    Fair          Number                                  Voting
                                        of                       Market        of           Investment   Other         Authority
Name of Issuer                          Class    Cusip #         Value         Shares       Discretion   Managers      Over
                                                                 (thousands)                                           (Shares)
--------------                          ------   ---------       -----------   ---------    ----------   --------      ---------
Emerson Electric Co                     Common   291011104          54,260     1,067,051    SOLE         NONE          1,067,051
Equifax Inc                             Common   294429105          60,435     2,611,717    SOLE         NONE          2,611,717
Exxon Mobil Corp                        Common   30231G102             321         9,200    SOLE         NONE              9,200
Fannie Mae                              Common   313586109          31,142       484,105    SOLE         NONE            484,105
Fifth Third Bancorp                     Common   316773100              13           225    SOLE         NONE                225
Freddie Mac                             Common   313400301          31,776       538,120    SOLE         NONE            538,120
GAP Inc                                 Common   364760108              14           927    SOLE         NONE                927
Gannett Company                         Common   364730101          52,028       724,629    SOLE         NONE            724,629
Genentech Inc                           Common   368710406               5           150    SOLE         NONE                150
General Electric Co                     Common   369604103          45,206     1,856,496    SOLE         NONE          1,856,496
Genuine Parts                           Common   372460105             435        14,124    SOLE         NONE             14,124
Glaxosmithline PLC Spons ADR            Common   37733w105             452        12,061    SOLE         NONE             12,061
Heinz H J Co                            Common   423074103             517        15,717    SOLE         NONE             15,717
Intel Corp                              Common   458140100           1,421        91,295    SOLE         NONE             91,295
Interface Inc_Cl A                      Common   458665106               1           300    SOLE         NONE                300
International Business Machs Corp       Common   459200101             198         2,554    SOLE         NONE              2,554
J P Morgan Chase & Co                   Common   46625H100              17           700    SOLE         NONE                700
Johnson & Johnson                       Common   478160104          47,051       876,011    SOLE         NONE            876,011
Jones Apparel Group                     Common   480074103          61,766     1,742,820    SOLE         NONE          1,742,820
Kellogg Co                              Common   487836108              14           400    SOLE         NONE                400
Kimberly Clark Corp                     Common   494368103              22           468    SOLE         NONE                468
Kroger Co                               Common   501044101              32         2,043    SOLE         NONE              2,043
Lee Enterprises Inc                     Common   523768109              55         1,650    SOLE         NONE              1,650
MBNA Corp                               Common   55262L100          58,821     3,092,569    SOLE         NONE          3,092,569
Marsh & Mclennan Companies Inc          Common   571748102             156         3,386    SOLE         NONE              3,386
Mattel Inc                              Common   577081102              16           840    SOLE         NONE                840
Mcdonalds Corp                          Common   580135101             253        15,736    SOLE         NONE             15,736
Mckesson Corp                           Common   58155Q103               2            92    SOLE         NONE                 92
Medicalogic/Medscape Inc                Common   584642102               1         5,000    SOLE         NONE              5,000
Medtronic Inc                           Common   585055106          42,557       933,261    SOLE         NONE            933,261
Merck & Company                         Common   589331107          44,531       786,620    SOLE         NONE            786,620
Microsoft Corp                          Common   594918104           1,483        28,680    SOLE         NONE             28,680
Monsanto Co                             Common   61166w101               6           317    SOLE         NONE                317
Morgan Stanley                          Common   617446448              28           694    SOLE         NONE                694
Mylan Laboratories Inc                  Common   628530107             199         5,700    SOLE         NONE              5,700
NetIQ Corp                              Common   64115p102              13         1,033    SOLE         NONE              1,033
New York Times Co Cl A                  Common   650111107               5           100    SOLE         NONE                100
Nike Inc Cl B                           Common   654106103             434         9,759    SOLE         NONE              9,759
Nordson Corp                            Common   655663102             175         7,062    SOLE         NONE              7,062
Ocean Pwr Corp - Restricted             Common   674869995               0        10,000    SOLE         NONE             10,000
Omnicom Group Inc                       Common   681919106          52,583       813,985    SOLE         NONE            813,985
Paychex Inc                             Common   704326107          29,284     1,049,240    SOLE         NONE          1,049,240
Pepsico Inc                             Common   713448108             323         7,652    SOLE         NONE              7,652
Pfizer Inc                              Common   717081103          50,602     1,655,295    SOLE         NONE          1,655,295
Pharmacia Corp                          Common   71713U102              78         1,860    SOLE         NONE              1,860
Plum Creek Timber Co                    Common   729251108              34         1,460    SOLE         NONE              1,460
Procter & Gamble Co                     Common   742718109          44,023       512,255    SOLE         NONE            512,255
Public Svc Enterprise Group Inc         Common   744573106              50         1,566    SOLE         NONE              1,566
Putnam Premier Income Trust Shrs        Common   746853100              31         5,000    SOLE         NONE              5,000
Qualcomm Inc                            Common   747525103              92         2,520    SOLE         NONE              2,520
Qwest Communications Intl Inc           Common   749121109               2           394    SOLE         NONE                394
Reynolds RJ Tob Hldgs Inc               Common   76182K105              18           427    SOLE         NONE                427
Rite Aid Corp                           Common   767754104               9         3,500    SOLE         NONE              3,500
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804             211         4,800    SOLE         NONE              4,800

                                        Title                    Fair          Number                                  Voting
                                        of                       Market        of           Investment   Other         Authority
Name of Issuer                          Class    Cusip #         Value         Shares       Discretion   Managers      Over
                                                                 (thousands)                                           (Shares)
--------------                          ------   ---------       -----------   ---------    ----------   --------      ---------
SBC Communications Inc                  Common   78387G103              49         1,805    SOLE         NONE              1,805
Sabre Holdings Corp                     Common   785905100               7           375    SOLE         NONE                375
Sara Lee Corp                           Common   803111103           1,322        58,730    SOLE         NONE             58,730
Schering-Plough Corp                    Common   806605101              80         3,620    SOLE         NONE              3,620
Schlumberger Ltd                        Common   806857108              17           400    SOLE         NONE                400
Smucker J M Co                          Common   832696405               2            62    SOLE         NONE                 62
Solutia, Inc                            Common   834376105               1           372    SOLE         NONE                372
Southern Co                             Common   842587107              18           628    SOLE         NONE                628
Stancorp Finl Group                     Common   852891100             194         3,968    SOLE         NONE              3,968
Starbucks Corp                          Common   855244109               7           325    SOLE         NONE                325
State Street Corp                       Common   857477103          61,730     1,582,825    SOLE         NONE          1,582,825
Stryker Corp                            Common   863667101          65,953       982,615    SOLE         NONE            982,615
Supergen Inc                            Common   868059106              11         3,000    SOLE         NONE              3,000
Transamerica Income Shares              Common   893506105              38         1,500    SOLE         NONE              1,500
UAL Corp                                Common   902549500              11         7,500    SOLE         NONE              7,500
US Bancorp                              Common   902973304             573        27,004    SOLE         NONE             27,004
Union Pacific Corp                      Common   907818108              15           250    SOLE         NONE                250
United Parcel Svc Cl B                  Common   911312106               8           120    SOLE         NONE                120
Universal Access Global Holdings Inc    Common   91336m105               0         2,000    SOLE         NONE              2,000
Verizon Communications                  Common   92343V104              89         2,290    SOLE         NONE              2,290
WD 40 Co                                Common   929236107             276        10,443    SOLE         NONE             10,443
WPS Resources Corp                      Common   92931B106              14           369    SOLE         NONE                369
Wal Mart Stores Inc                     Common   931142103             111         2,200    SOLE         NONE              2,200
Walgreen Company                        Common   931422109             603        20,660    SOLE         NONE             20,660
Washington Mutual Inc                   Common   939322103              13           375    SOLE         NONE                375
Wells Fargo & Co                        Common   949746101              25           538    SOLE         NONE                538
Wilmington Trust Corp                   Common   971807102             462        14,580    SOLE         NONE             14,580
Wrigley Wm Jr Co                        Common   982526105             269         4,906    SOLE         NONE              4,906
Wyeth                                   Common   983024100             507        13,545    SOLE         NONE             13,545
XATA Corp                               Common   983882309               0            84    SOLE         NONE                 84
Xilinx Inc                              Common   983919101              29         1,400    SOLE         NONE              1,400
Yum Brands Inc                          Common   988498101               1            56    SOLE         NONE                 56
Zebra Technologies                      Common   989207105          33,312       580,647    SOLE         NONE            580,647
Zimmer Holdings Inc                     Common   98956P102               7           172                                     172

Total holdings                  133                              1,170,316